SUPPLEMENT DATED JUNE 22, 2007

            TO THE ALLIANZ HIGH FIVE(TM) VARIABLE ANNUITY PROSPECTUS
                                DATED MAY 1, 2007

                                    ISSUED BY
              ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, AND
                         ALLIANZ LIFE VARIABLE ACCOUNT B


         THIS SUPPLEMENT UPDATES INFORMATION IN THE PROSPECTUS REGARDING
            THE MORTALITY AND EXPENSE RISK (M&E) CHARGE AND SHOULD BE
               ATTACHED TO THE PROSPECTUS AND RETAINED FOR FUTURE
                                   REFERENCE.


THE M&E CHARGES APPLICABLE TO ORIGINAL CONTRACTS, AS DEFINED IN THE PROSPECTUS, ISSUED IN THE STATE OF WASHINGTON ON OR AFTER JUNE 22, 2007 ARE REFLECTED IN THE FOLLOWING CHART.


      DURING THE ACCUMULATION PHASE:
      SEPARATE ACCOUNT ANNUAL EXPENSES
      (as a percentage of average daily assets invested in a subaccount on an annual basis)

                                                                      M&E CHARGES
                                         ----------------------------------------------------------------------------
                                                                                          ORIGINAL CONTRACTS ISSUED
                                           FEBRUARY 2007        ORIGINAL AND MAY 2005         ON OR AFTER
                                             CONTRACTS                 CONTRACTS               JUNE 22, 2007
                                          ---------------       ---------------------        ------------------------
               Traditional GMDB                1.25%                     1.40%                      1.25%
               Enhanced GMDB                   1.45%                     1.60%                      1.45%

      DURING THE ANNUITY PHASE:
      SEPARATE ACCOUNT ANNUAL EXPENSES - IF YOU REQUEST VARIABLE TRADITIONAL ANNUITY PAYMENTS (as a percentage of average daily assets invested in a subaccount on an annual basis)

                                                                    M&E CHARGES
                February 2007 Contracts                                  1.25%
                Original and May 2005 Contracts                          1.40%
                Original Contracts issued on or after June 22,           1.25%
                2007
                                                                   PRO-003-0507